Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
December 31, 2025
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock of Plan Sponsor	$4,515,881	$4,515,881	$-	$-
Money Market Fund	1,641,086	1,641,086
Mutual Funds	23,756,890	23,756,890	-
Total investments at fair value	$29,913,857	$29,913,857	$-	$-
December 31, 2024
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock of Plan Sponsor	$4,626,028	$4,626,028	$-	$-
Money Market Fund	1,700,451	1,700,451
Mutual Funds	18,774,894	18,774,894	-
Total investments at fair value	$25,101,373	$25,101,373	$-	$-